Revenue Recognition - Additional Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Contract Assets	$ 3,000		$ 3,000		$ 11,400
Deferred income	13,981		13,981		11,604
Contract Costs Incurred In Advance	1,000		$ 1,000		1,500
Revenue, performance obligation, description of timing			the Company’s 38 vessels were subject to time charters, fifteen of which will expire within one year, three of which will expire within three years and two which will expire after more than five years from the balance sheet date.
Revenues	85,699	$ 82,465	$ 171,447	$ 163,722
Accounts receivable, net	$ 20,696		$ 20,696		14,451
NGT Services Limited [Member]
Equity method investment, ownership percentage	66.00%		66.00%
Trading Revenue [Member]
Revenues	$ 5,600		$ 10,800
Other Income [Member]
Management fee expense	100	100	200	100
Voyage Expenses Member [Member]
Revenues	5,700	$ 2,600	9,800	$ 3,000
Accounting Standards Update 2014-09 [Member]
Contract Assets	3,600		3,600		8,400
Contracts of Affreightment [Member]
Accounts receivable, net					4,200	$ 3,300
Voyage Charters [Member]
Deferred income	1,400		1,400		1,600
Accounts receivable, net					3,300	$ 8,300
Cargo Commences [Member] | Accounting Standards Update 2014-09 [Member]
Deferred income	$ 12,500		$ 12,500		$ 10,000